Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover page.
Entity Registrant Name	Tenaris SA
Entity Central Index Key	0001190723
Trading Symbol	ts
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	1,180,536,830
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false